OFFICE PROPERTIES AND EQUIPMENT (Detail Textuals) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 172	$ 171	$ 345	$ 342